Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000153951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class C/JHERX)
Average Annual Return, Percent	21.84%	9.51%	10.00%
C000153950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class A/JHEIX)
Average Annual Return, Percent	17.30%	9.15%	10.21%
C000008922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class 1/JIEMX)
Average Annual Return, Percent	24.00%	10.70%	11.18%
C000100841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)
Average Annual Return, Percent	1.75%	6.50%	13.02%
C000100842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)
Average Annual Return, Percent	5.38%	6.84%	12.81%
C000100843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class I/JFCIX)
Average Annual Return, Percent	7.39%	7.91%	13.95%
C000153970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R2/JFACX)
Average Annual Return, Percent	6.97%	7.50%	13.53%
C000100846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R4/JFARX)
Average Annual Return, Percent	7.27%	7.83%	13.86%
C000153971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R6/JFAIX)
Average Annual Return, Percent	7.51%	8.04%	14.07%
C000107913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R6/JHASX)
Average Annual Return, Percent	3.95%	2.46%	3.28%
C000113522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R2/JHARX)
Average Annual Return, Percent	3.59%	2.06%	2.84%
C000107912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class NAV)
Average Annual Return, Percent	3.94%	2.48%	3.31%
C000107911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class I/JHAIX)
Average Annual Return, Percent	3.88%	2.37%	3.18%
C000107910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)
Average Annual Return, Percent	1.93%	1.35%	2.17%
C000107909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)
Average Annual Return, Percent	(1.65%)	1.02%	2.35%
C000127063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class A/JHGEX)
Average Annual Return, Percent	9.13%	7.03%	9.31%
C000152689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class C/JGECX)
Average Annual Return, Percent	13.14%	7.38%	9.11%
C000127064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class I/JGEFX)
Average Annual Return, Percent	15.34%	8.47%	10.21%
C000127065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class NAV)
Average Annual Return, Percent	15.39%	8.59%	10.34%
C000152690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R2/JGERX)
Average Annual Return, Percent	14.88%	8.06%	9.81%
C000152691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R4/JGETX)
Average Annual Return, Percent	15.11%	8.36%	10.13%
C000152692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R6/JGEMX)
Average Annual Return, Percent	15.40%	8.56%	10.32%
Without Sales Load [Member] | C000153951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class C/JHERX)—excluding sales charge
Average Annual Return, Percent	22.63%	9.51%	10.00%
Without Sales Load [Member] | C000153950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class A/JHEIX)—excluding sales charge
Average Annual Return, Percent	23.48%	10.28%	10.78%
Without Sales Load [Member] | C000100841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge
Average Annual Return, Percent	7.10%	7.60%	13.61%
Without Sales Load [Member] | C000100842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge
Average Annual Return, Percent	6.33%	6.84%	12.81%
Without Sales Load [Member] | C000107910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge
Average Annual Return, Percent	2.93%	1.35%	2.17%
Without Sales Load [Member] | C000107909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge
Average Annual Return, Percent	3.57%	2.06%	2.88%
Without Sales Load [Member] | C000127063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class A/JHGEX)—excluding sales charge
Average Annual Return, Percent	14.87%	8.14%	9.88%
Without Sales Load [Member] | C000152689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class C/JGECX)—excluding sales charge
Average Annual Return, Percent	14.14%	7.38%	9.11%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	19.77%	12.10%	15.13%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.10%	11.80%	14.84%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.21%	13.01%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	29.72%	11.84%	11.76%
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index
Average Annual Return, Percent	7.73%	3.66%	5.10%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.82%	3.72%	2.40%
MSCI World Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index
Average Annual Return, Percent	23.41%	11.36%	10.32%